Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
July 31, 2024
XS4-NPRT1-0924
1.968035.110
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd. Class C (a)	37,521	397,723
CONSUMER DISCRETIONARY - 14.3%
Automobile Components - 3.5%
Adient PLC (a)	442,700	11,403,952
Lear Corp.	61,000	7,444,440
Patrick Industries, Inc.	205,520	26,318,891
		45,167,283
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (a)(b)	27,100	2,124,911
Laureate Education, Inc.	1,512,398	23,442,169
		25,567,080
Leisure Products - 0.6%
Brunswick Corp.	100,540	8,188,983
Specialty Retail - 6.1%
Academy Sports & Outdoors, Inc.	333,864	18,052,026
Advance Auto Parts, Inc.	117,700	7,453,941
America's Car Mart, Inc. (a)(b)	25,576	1,771,138
American Eagle Outfitters, Inc.	228,788	5,044,775
Boot Barn Holdings, Inc. (a)	16,600	2,215,768
Caleres, Inc.	145,700	5,618,192
Murphy U.S.A., Inc.	68,600	34,637,512
Upbound Group, Inc.	131,139	4,947,874
		79,741,226
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. (a)	203,100	27,290,547
TOTAL CONSUMER DISCRETIONARY		185,955,119
CONSUMER STAPLES - 5.5%
Beverages - 2.0%
Coca-Cola Consolidated, Inc.	17,360	19,892,650
MGP Ingredients, Inc. (b)	74,438	6,070,419
		25,963,069
Consumer Staples Distribution & Retail - 3.3%
Performance Food Group Co. (a)	619,500	42,745,500
Food Products - 0.2%
The Simply Good Foods Co. (a)	66,200	2,245,504
TOTAL CONSUMER STAPLES		70,954,073
ENERGY - 8.7%
Energy Equipment & Services - 4.2%
Cactus, Inc. Class A	129,400	8,167,728
Mattr Corp. (a)	2,236,692	28,431,496
Total Energy Services, Inc.	1,268,430	9,003,451
Valaris Ltd. (a)	114,721	9,015,923
		54,618,598
Oil, Gas & Consumable Fuels - 4.5%
Civitas Resources, Inc.	306,000	21,346,560
Northern Oil & Gas, Inc.	154,400	6,668,536
Parkland Corp.	500,000	14,026,002
Sitio Royalties Corp. (b)	686,338	16,712,330
		58,753,428
TOTAL ENERGY		113,372,026
FINANCIALS - 13.6%
Banks - 2.5%
Cadence Bank	406,336	13,356,264
Fulton Financial Corp.	59,800	1,158,326
Webster Financial Corp.	351,700	17,451,354
		31,965,944
Capital Markets - 1.3%
Stifel Financial Corp.	161,200	14,293,604
Virtus Investment Partners, Inc.	10,658	2,408,708
		16,702,312
Consumer Finance - 2.5%
FirstCash Holdings, Inc.	293,098	32,709,737
Financial Services - 2.5%
Essent Group Ltd.	136,500	8,577,660
EVERTEC, Inc.	476,900	16,438,743
WEX, Inc. (a)	41,800	7,668,210
		32,684,613
Insurance - 4.8%
Assurant, Inc.	71,200	12,450,744
First American Financial Corp.	330,726	20,035,381
Primerica, Inc.	92,000	23,162,840
Selective Insurance Group, Inc.	69,800	6,304,336
TWFG, Inc.	8,100	204,606
		62,157,907
TOTAL FINANCIALS		176,220,513
HEALTH CARE - 7.8%
Biotechnology - 2.4%
Astria Therapeutics, Inc. (a)	87,100	1,017,328
Blueprint Medicines Corp. (a)	15,700	1,700,310
Celldex Therapeutics, Inc. (a)	145,600	5,548,816
Cytokinetics, Inc. (a)	148,700	8,774,787
Keros Therapeutics, Inc. (a)	54,600	2,738,736
Madrigal Pharmaceuticals, Inc. (a)(b)	22,000	6,262,520
Vaxcyte, Inc. (a)	67,810	5,349,531
		31,392,028
Health Care Equipment & Supplies - 1.5%
Dentsply Sirona, Inc.	261,600	7,099,824
Haemonetics Corp. (a)	70,500	6,348,525
Lantheus Holdings, Inc. (a)	41,900	4,392,377
Utah Medical Products, Inc.	26,719	1,859,642
		19,700,368
Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (a)	240,992	16,295,879
Owens & Minor, Inc. (a)	1,204,182	19,772,668
Pennant Group, Inc. (a)	109,741	3,271,379
The Ensign Group, Inc.	30,700	4,321,025
		43,660,951
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	56,800	1,324,576
Pharmaceuticals - 0.4%
Arvinas Holding Co. LLC (a)	112,700	3,100,377
Edgewise Therapeutics, Inc. (a)	75,800	1,290,874
		4,391,251
TOTAL HEALTH CARE		100,469,174
INDUSTRIALS - 21.8%
Aerospace & Defense - 0.9%
V2X, Inc. (a)	235,796	12,292,045
Building Products - 2.5%
Armstrong World Industries, Inc.	31,057	4,080,890
AZZ, Inc.	125,600	10,042,976
Janus International Group, Inc. (a)	103,100	1,486,702
Tecnoglass, Inc. (b)	142,915	7,690,256
UFP Industries, Inc.	73,000	9,630,890
		32,931,714
Commercial Services & Supplies - 1.8%
Brady Corp. Class A	51,158	3,663,424
The Brink's Co.	175,379	19,289,936
		22,953,360
Construction & Engineering - 0.8%
IES Holdings, Inc. (a)	21,800	3,356,546
Valmont Industries, Inc.	22,900	6,832,444
		10,188,990
Electrical Equipment - 0.8%
Atkore, Inc.	72,500	9,787,500
Ground Transportation - 1.4%
ArcBest Corp.	47,258	5,956,871
Proficient Auto Logistics, Inc.	45,763	922,124
TFI International, Inc. (b)	39,586	6,165,520
Universal Logistics Holdings, Inc.	17,800	765,934
XPO, Inc. (a)	42,036	4,829,516
		18,639,965
Machinery - 0.5%
Gates Industrial Corp. PLC (a)	307,513	5,716,667
REV Group, Inc.	4,200	122,556
Timken Co.	9,300	808,635
		6,647,858
Professional Services - 7.9%
Concentrix Corp. (b)	39,725	2,800,613
Genpact Ltd.	1,076,600	37,325,722
Kforce, Inc. (b)	238,979	16,601,871
Maximus, Inc.	388,597	36,096,775
WNS Holdings Ltd. (b)	162,600	9,687,708
		102,512,689
Trading Companies & Distributors - 5.2%
Beacon Roofing Supply, Inc. (a)	368,965	37,929,602
Core & Main, Inc. (a)	235,900	12,613,573
DXP Enterprises, Inc. (a)	30,924	1,693,398
GMS, Inc. (a)	126,300	12,153,849
Rush Enterprises, Inc. Class A	49,900	2,545,399
		66,935,821
TOTAL INDUSTRIALS		282,889,942
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 4.5%
Ciena Corp. (a)	713,900	37,651,086
Lumentum Holdings, Inc. (a)	391,400	20,266,692
		57,917,778
Electronic Equipment, Instruments & Components - 6.2%
Belden, Inc.	67,700	6,275,113
ePlus, Inc. (a)	124,800	11,471,616
Insight Enterprises, Inc. (a)(b)	200,422	44,994,743
Sanmina Corp. (a)	89,000	6,704,370
TD SYNNEX Corp.	89,600	10,677,632
Vishay Precision Group, Inc. (a)	30,911	1,059,938
		81,183,412
IT Services - 2.3%
ASGN, Inc. (a)	312,798	29,612,587
Semiconductors & Semiconductor Equipment - 1.5%
AEHR Test Systems (a)(b)	52,400	988,788
Diodes, Inc. (a)	125,402	9,806,436
Ichor Holdings Ltd. (a)	80,621	2,741,114
SMART Global Holdings, Inc. (a)	249,534	5,839,096
		19,375,434
Software - 2.8%
Cellebrite DI Ltd. (a)	58,900	806,930
Five9, Inc. (a)	122,900	5,475,195
Onestream, Inc.	1,800	50,130
Rapid7, Inc. (a)	319,615	12,573,654
Tenable Holdings, Inc. (a)	384,700	17,665,424
		36,571,333
TOTAL INFORMATION TECHNOLOGY		224,660,544
MATERIALS - 7.9%
Chemicals - 3.2%
Hawkins, Inc.	7,656	795,458
Minerals Technologies, Inc.	68,000	5,329,840
Olin Corp.	775,400	35,365,994
		41,491,292
Construction Materials - 0.6%
Eagle Materials, Inc.	29,700	8,087,310
Containers & Packaging - 3.3%
Crown Holdings, Inc.	116,600	10,342,420
Graphic Packaging Holding Co.	1,097,100	33,022,710
		43,365,130
Metals & Mining - 0.8%
ATI, Inc. (a)	119,100	8,064,261
Constellium NV (a)	92,700	1,650,987
		9,715,248
TOTAL MATERIALS		102,658,980
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares (b)	665,734	25,897,053
TOTAL COMMON STOCKS (Cost $1,040,239,741)		1,283,475,147

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	66,676,620	66,689,956
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	49,670,027	49,674,994
TOTAL MONEY MARKET FUNDS (Cost $116,364,950)		116,364,950

TOTAL INVESTMENT IN SECURITIES - 107.8% (Cost $1,156,604,691)	1,399,840,097
NET OTHER ASSETS (LIABILITIES) - (7.8)%	(101,739,889)
NET ASSETS - 100.0%	1,298,100,208

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,535,650	169,954,341	126,800,095	815,688	60	-	66,689,956	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	57,595,332	153,690,970	161,611,308	20,071	-	-	49,674,994	0.2%
Total	81,130,982	323,645,311	288,411,403	835,759	60	-	116,364,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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